FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2006

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY           August 14, 2006
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   16

Form 13F Information Table Value Total:   $ 1,828,122  (thousands)

List of Other Included Managers:          None






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                                             FORM 13F INFORMATION TABLE


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    Column 1                       Column 2   Column 3   Column 4       Column 5         Column 6    Column 7         Column 8

                                   Title of    CUSIP      Value    Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                    Class               (x$1000)   Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
BLACK & DECKER CORP               COM         091797100    344,596    4,080,000 SH         Sole                 4,080,000
DEL MONTE FOODS CO                COM         24522P103    154,974   13,800,000 SH         Sole                13,800,000
BRUNSWICK CORP                    COM         117043109     23,989      721,500 SH         Sole                   721,500
CROWN HOLDINGS INC                COM         228368106     12,762      819,700 SH         Sole                   819,700
DONNELLEY RR & SONS CO            COM         257867101    361,677   11,320,100 SH         Sole                11,320,100
EATON CORP                        COM         278058102    366,496    4,860,700 SH         Sole                 4,860,700
GOODRICH CORP                     COM         382388106     36,261      900,000 SH         Sole                   900,000
INGERSOLL-RAND COMPANY LTD        CL A        G4776G101     21,390      500,000 SH         Sole                   500,000
KENNAMETAL INC                    COM         489170100     52,520      843,700 SH         Sole                   843,700
NEW YORK TIMES CO                 CL A        650111107     61,350    2,500,000 SH         Sole                 2,500,000
OWENS ILL INC                     COM NEW     690768403     54,470    3,250,000 SH         Sole                 3,250,000
PARKER HANNIFIN CORP              COM         701094104     36,681      472,700 SH         Sole                   472,700
PPG INDS INC                      COM         693506107     51,480      780,000 SH         Sole                   780,000
SONOCO PRODS CO                   COM         835495102    204,933    6,475,000 SH         Sole                 6,475,000
TEREX CORP NEW                    COM         880779103     19,740      200,000 SH         Sole                   200,000
WHIRLPOOL CORP                    COM         963320106     24,803      300,100 SH         Sole                   300,100
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